DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
DEBT
Summary of amounts outstanding under of long-term term debt

	September 30, 2021	December 31, 2020
Term Loan, matures August 2025	$43,190,312	$—
7th Amendment Term Loan, matures December 2022	—	7,500,000
Total Term Debt	43,190,312	7,500,000
Less: Current Portion	—	(3,750,000)
Long-term term Loan	$43,190,312	$3,750,000

	2020	2019
5th Amendment term loan, matures May 2021	$—	$2,520,000
6th Amendment term loan, matures June 2020(1)	—	—
7th Amendment term loan, matures December 2022	7,500,000	—
Total term debt	7,500,000	2,520,000
Less: current portion	(3,750,000)	(1,680,000)
Long-term term loan	$3,750,000	$840,000
(1)	The 6th Amendment granted the Company with a term loan in the amount of $5,000,000, which was used to paydown the 5th Amendment Term Loan. The 6th Amendment was repaid in full as of December 31, 2020.

Summary of aggregate principal maturities of debt

September 30, 2021
2021	$—
2022	—
2023	—
2024	—
2025	43,190,312
Total	$43,190,312

2021	$3,750,000
2022	3,750,000
2023	—
2024	—
Total	$7,500,000